Capital Expenditures (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 28, 2012	Dec. 30, 2011
Segment Reporting Information [Line Items]
Capital expenditures	$ 404	$ 437	$ 183
Total segment
Segment Reporting Information [Line Items]
Capital expenditures	354	372	124
Total segment | North American Full-Service Segment
Segment Reporting Information [Line Items]
Capital expenditures	253	257	25
Total segment | North American Limited-Service Segment
Segment Reporting Information [Line Items]
Capital expenditures	8	19	11
Total segment | International Segment
Segment Reporting Information [Line Items]
Capital expenditures	93	96	75
Total segment | Former Timeshare Segment
Segment Reporting Information [Line Items]
Capital expenditures	0	0	13
Other unallocated corporate
Segment Reporting Information [Line Items]
Capital expenditures	$ 50	$ 65	$ 59